Investments in associates & other investments - Schedule of other investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value through profit or loss (warrants & convertible loan)
FVTPL, Balance at the beginning of period	$ 6,952	$ 1,892
FVTPL, Acquisitions	4,438	6,915
FVTPL, Exercises	(117)	(1,122)
FVTPL, Change in fair value	(480)	(733)
FVTPL, Foreign exchange	52
FVTPL, Balance at the end of period	18	6,952
Fair value through other comprehensive income (shares)
Balance - Beginning of period	42,564	98,616
FVTOCI, Acquisitions	329	2,850
FVTOCI, Disposals	(22,585)	(43,055)
FVTOCI, Change in fair value	(1,849)	(15,847)
FVTOCI, Transfer from associates	15,342
Balance - End of period	33,801	42,564
Total	33,819	$ 49,516
Tintic Consolidated Metals LLC
Fair value through profit or loss (warrants & convertible loan)
FVTPL, Acquisitions	$ (10,827)